Trade and other receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade receivables by maturity date
Total	R$ 171,190	R$ 148,784
Gross amount
Disclosure of trade receivables by maturity date
Total	242,889	206,112
Current | Gross amount
Disclosure of trade receivables by maturity date
Total	169,972	154,846
1–30 | Gross amount
Disclosure of trade receivables by maturity date
Total	14,184	16,636
31–60 | Gross amount
Disclosure of trade receivables by maturity date
Total	8,597	6,282
61–90 | Gross amount
Disclosure of trade receivables by maturity date
Total	4,743	2,915
91–120 | Gross amount
Disclosure of trade receivables by maturity date
Total	2,385	2,257
121–150 | Gross amount
Disclosure of trade receivables by maturity date
Total	3,020	2,069
>150 | Gross amount
Disclosure of trade receivables by maturity date
Total	R$ 39,988	R$ 21,107